Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 51,741	$ 51,741
Less accumulated depreciation	(33,895)	(31,619)
Property and equipment, net	17,846	20,122
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 51,741	$ 51,741
Estimated Useful Life	5 years